Schedule of Consulting Agreement with Related Parties (Details) - 6 months ended Jun. 30, 2024	USD ($)	CAD ($)
TM Williams Row Inc [Member]
Defined Benefit Plan Disclosure [Line Items]
Management consulting agreements, monthly amount	$ 164,800
Bromley Accounting Services Ltd [Member]
Defined Benefit Plan Disclosure [Line Items]
Management consulting agreements, monthly amount		$ 221,450
Farcast Operations Inc [Member]
Defined Benefit Plan Disclosure [Line Items]
Management consulting agreements, monthly amount		$ 247,200